Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0001856156
Registrant Name	FS MVP Private Markets Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A